SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
FDIC coverage over cash balance	$ 697,945	$ 850,704
Estimated useful lives of intangible assets	10 years
Revenues	$ 28,888,410	32,982,976
Deferred revenue	94,068	0
Revenue [Member] | Retail [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	26,713,239	32,351,024
Revenue [Member] | Wholesale [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenues	$ 2,175,171	$ 631,952